Share-based plans - Stock options activity (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)
Options
Granted | shares	0
Exercised | shares	859,000
Forfeited | shares	72,000
Number Of Outstanding Share Options Ending Balance	3,896,000	4,827,000
Options Weighted Average Exercise Price
Weighted Average Exercise Price Of Share Options Outstanding In Share based Payment Arrangement Beginning Balance		€ 65.67
Exercised	€ 50.67
Forfeited	72.45
Weighted Average Exercise Price Of Share Options Outstanding In Share based Payment Arrangement Ending Balance	68.85
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	€ 84.96